Risk Management	9 Months Ended
Sep. 30, 2020
Risk Management [Abstract]
Risk Management

28. RISK MANAGEMENT

Cenovus is exposed to financial risks, including market risk related to commodity prices, foreign exchange rates, interest rates as well as credit risk and liquidity risk.

A) Commodity Price, Interest Rate and Foreign Currency Risk

To manage exposure to interest rate volatility, the Company may periodically enter into interest rate swap contracts. To mitigate the Company’s exposure to foreign exchange rate fluctuations, the Company periodically enters into foreign exchange contracts. To manage interest costs on short-term borrowings, the Company periodically enters into cross currency interest rate swaps. As at September 30, 2020, there were no interest rate, foreign exchange or cross currency interest rate swap contracts outstanding.

To manage exposure to commodity price movements between when products are produced or purchased and when sold to the customer or used by Cenovus, the Company may periodically enter into financial positions as a part of ongoing operations to market the Company’s production and physical inventory positions of crude oil and condensate volumes. The Company has entered into risk management positions to help capture the incremental margin expected to be received in future periods at the time products will be sold. To mitigate overall exposure to the fluctuations in commodity prices, the Company may also enter into financial positions to protect the near-term and future cash flows. As at September 30, 2020, the fair value of financial positions was a net liability of $3 million and consisted of crude oil and condensate instruments.

Net Fair Value of Risk Management Positions

As at September 30, 2020	Notional Volumes (1) (2)	Terms (3)	Weighted Average Price (1) (2)	Fair Value Asset (Liability)
Crude Oil and Condensate Contracts
WTI Fixed - Sell	107,066 bbls/d	October 2020 - March 2021	US$38.82/bbl	(43)
WTI Fixed - Buy	65,533 bbls/d	October 2020 - March 2021	US$37.90/bbl	40
WCS (Alberta) Differential - Sell	14,338 bbls/d	November 2020 - March 2021	US($13.80)/bbl	(6)
WCS (Alberta) Differential - Buy	7,782 bbls/d	November 2020 - December 2021	US($13.45)/bbl	3
WCS (Houston) Differential - Sell	3,444 bbls/d	November 2020 - March 2021	US($3.25)/bbl	-
WCS (Houston) Differential - Buy	1,000 bbls/d	January 2021 - March 2021	US($3.60)/bbl	-
Belvieu Fixed - Sell	1,359 bbls/d	October 2020 - December 2020	US$36.77/bbl	-
Belvieu Fixed - Buy	8,043 bbls/d	October 2020 - December 2020	US$35.94/bbl	1
Condensate Differential - Buy	2,371 bbls/d	November 2020 - March 2021	US($3.45)/bbl	2
Other Financial Positions (4)				-
Total Fair Value				(3)
(1)	Barrels per day (“bbls/d”). Barrel (“bbl”).
(2)

Notional volumes and weighted average prices represent for various contracts over the respective terms. The notional volumes and weighted average prices may fluctuate from month to month as it represents the averages for various individual contracts with different terms.

(3)	Contract terms represents averages for various individual contracts with different terms and range from one to fourteen months.
(4)	Other financial positions consist of risk management positions related to natural gas contracts and the Company’s Refining and Marketing segment.

Sensitivities

The following table summarizes the sensitivity of the fair value of Cenovus’s risk management positions to independent fluctuations in commodity prices and foreign exchange, with all other variables held constant. Management believes the fluctuations identified in the table below are a reasonable measure of volatility.

The impact of fluctuating commodity prices and foreign exchange on the Company’s open risk management positions could have resulted in unrealized gains (losses) impacting earnings before income tax as follows:

	Sensitivity Range	Increase	Decrease
Crude Oil Commodity Price	± US$5.00 per barrel Applied to WTI and Condensate Hedges	(47)	47
Crude Oil Differential Price	± US$2.50 per barrel Applied to Differential Hedges Tied to Production	(1)	1

B) Credit Risk

Credit risk arises from the potential that the Company may incur a financial loss if a counterparty to a financial instrument fails to meet its financial or performance obligations in accordance with agreed terms. Cenovus has in place a Credit Policy approved by the Audit Committee and the Board of Directors designed to ensure that its credit exposures are within an acceptable risk level as determined by the Company’s Enterprise Risk Management Policy. The Credit Policy outlines the roles and responsibilities related to credit risk, sets a framework for how credit exposures will be measured, monitored and mitigated, and sets parameters around credit concentration limits.

Cenovus assesses the credit risk of new counterparties and continues risk-based monitoring of all counterparties on an ongoing basis. A substantial portion of Cenovus’s accounts receivable are with customers in the oil and gas industry and are subject to normal industry credit risks. Cenovus’s exposure to its counterparties is within credit policy tolerances. The maximum credit risk exposure associated with accounts receivable and accrued revenues, net investment in finance leases, risk management assets and long-term receivables is the total carrying value.

As at September 30, 2020, approximately 95 percent of the Company’s accruals, joint operations, trade receivables and net investment in finance leases were investment grade, and 99 percent of the Company’s accounts receivable were outstanding for less than 60 days. The average expected credit loss on the Company’s accruals, joint operations, trade receivables and net investment in finance leases was 0.8 percent as at September 30, 2020 (December 31, 2019 – 0.3 percent).

C) Liquidity Risk

Liquidity risk is the risk that the Company will not be able to meet all of its financial obligations as they become due. Liquidity risk also includes the risk of not being able to liquidate assets in a timely manner at a reasonable price. Cenovus manages its liquidity risk through the active management of cash and debt and by maintaining appropriate access to credit, which may be impacted by the Company’s credit ratings. As disclosed in Note 18, over the long term, Cenovus targets a Net Debt to Adjusted EBITDA of less than 2.0 times to manage the Company’s overall debt position.

Cenovus manages its liquidity risk by ensuring that it has access to multiple sources of capital including: cash and cash equivalents, cash from operating activities, undrawn capacity on its committed credit facilities and uncommitted demand facilities as well as availability under its base shelf prospectus. As at September 30, 2020, Cenovus had $404 million in cash and cash equivalents, $5.6 billion available on its committed credit facilities, $1.1 billion available on its uncommitted demand facilities, of which $600 million may be drawn for general purposes, or the full amount can be available to issue letters of credit. A further US$47 million representing the Company's available proportionate share of the WRB uncommitted demand facilities is available. In addition, Cenovus has unused capacity of US$4.0 billion under its base shelf prospectus, the availability of which is dependent on market conditions.

Undiscounted cash outflows relating to financial liabilities are:

As at September 30, 2020	Less than 1 Year	Years 2 and 3	Years 4 and 5	Thereafter	Total
Accounts Payable and Accrued Liabilities	1,549	-	-	-	1,549
Short-Term Borrowings (1)	137	-	-	-	137
Risk Management Liabilities (2)	6	-	-	-	6
Long-Term Debt (1)	403	2,059	2,060	9,178	13,700
Contingent Payment (3)	20	28	-	-	48
Lease Liabilities (1)	267	465	397	1,447	2,576

As at December 31, 2019	Less than 1 Year	Years 2 and 3	Years 4 and 5	Thereafter	Total
Accounts Payable and Accrued Liabilities	2,210	-	-	-	2,210
Risk Management Liabilities (2)	2	-	-	-	2
Long-Term Debt (1)	344	1,338	1,465	9,326	12,473
Contingent Payment	79	69	-	-	148
Lease Liabilities (1)	277	466	410	1,544	2,697
(1)	Principal and interest, including current portion if applicable.
(2)	Risk management liabilities subject to master netting agreements.
(3)	Refer to Note 27C for fair value assumptions.